Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2008	$ 6	$ 174,721		$ (173,619)	$ 1,108
Balance (in Shares) at Dec. 31, 2008	1,374,000
Common stock issued for outside services		265			265
Common stock issued for outside services (in Shares)	24,000
Common stock issued in registered direct placement, net of expenses	1	5,261			5,262
Common stock issued in registered direct placement, net of expenses (in Shares)	233,000
Options and warrants issued for employee and outside services		4,422			4,422
Exercise of options and warrants		16			16
Common stock issued for employee stock purchase plan		30			30
Net unrealized gain/(loss) on marketable securities available for sale			696		696
Net loss				(9,158)	(9,158)
Balance at Dec. 31, 2009	7	184,715	696	(182,777)	2,641
Balance (in Shares) at Dec. 31, 2009	1,631,000
Common stock issued for outside services	1	270			271
Common stock issued for outside services (in Shares)	18,000
Common stock issued in registered direct placement, net of expenses	10	1,789			1,799
Common stock issued in registered direct placement, net of expenses (in Shares)	2,757,000
Common stock issued for settlement on liabilities		1,234			1,234
Common stock issued for settlement on liabilities (in Shares)	136,000
Options and warrants issued for employee and outside services		4,570			4,570
Net unrealized gain/(loss) on marketable securities available for sale			(696)		(696)
Net loss				(19,996)	(19,996)
Balance at Dec. 31, 2010	$ 18	$ 192,578		$ (202,773)	$ (10,177)
Balance (in Shares) at Dec. 31, 2010	4,542,000